Principal
Payment
51,468,040.78
0.00
0.00
0.00
51,468,040.78
Interest per
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended    31-Aug-2013
Amounts in USD
Collection Period No.
5
Collection Period (from... to)
1-Aug-2013
31-Aug-2013
Dates
Determination Date
12-Sep-2013
Record Date
13-Sep-2013
Payment Date
16-Sep-2013
Interest Period of the Class A-1 Notes (from... to)
15-Aug-2013
16-Sep-2013          Actual/360 Days
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Aug-2013
15-Sep-2013
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
478,850,000.00
243,977,124.02
192,509,083.24
107.482595
Class A-2 Notes
796,000,000.00
796,000,000.00
796,000,000.00
0.000000
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Total Note Balance
2,019,200,000.00
1,784,327,124.02
1,732,859,083.24
Overcollateralization
380,319,126.59
433,569,372.08
444,318,863.52
Total Securitization Value
2,399,519,126.59
2,217,896,496.10
2,177,177,946.76
present value of lease payments
880,763,921.95
687,967,362.96
648,690,608.14
present value of Base Residual Value
1,518,755,204.64
1,529,929,133.14
1,528,487,338.62
Amount
Percentage
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
Current Overcollateralization Amount
444,318,863.52
18.52%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.490000%
325,033.33
0.408333
325,033.33
Class A-1 Notes
0.270000%
58,554.51
0.122282
51,526,595.29
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
Total
766,281.17
$52,234,321.95
Interest & Principal
per $1000 Face Amount
Summary
Note
Factor
0.402024
1.000000
1.000000
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
1.000000
107.604877
0.408333
0.491667
0.600000
Interest & Principal
Payment

Distribution Detail
Shortfall
Available Funds
Lease Payments Received
40,057,901.58
(1) Total Servicing Fee
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
271,784.18
(2) Total Trustee Fees (max. $100,000 p.a.)
13,752,329.46
0.00
Excess wear and tear included in Net Sales Proceeds
361.00
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
11,053.60
(4) Priority Principal Distribution Amount
Subtotal
54,082,015.22
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
54,082,569.03
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
553.81
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Funds
54,082,569.03
Amount Due
Total Available Collections
54,082,569.03
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,848,247.08
1,848,247.08
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
766,281.17
766,281.17
0.00
thereof on Class A-1 Notes
58,554.51
58,554.51
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
766,281.17
766,281.17
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
51,468,040.78
51,468,040.78
0.00
Principal Distribution Amount
51,468,040.78
51,468,040.78
0.00
Distributions
1,848,247.08
Net Sales Proceeds-early terminations (including Defaulted Leases)
0.00
766,281.17
0.00
0.00
51,468,040.78
0.00

Notice to Investors
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
106.24
minus Net Investment Earnings
106.24
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
106.24
Net Investment Earnings on the Exchange Note
Collection Account
447.57
Investment Earnings for the Collection Period
553.81
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
2,217,896,496.10
56,047
Principal portion of lease payments
28,104,801.38
Terminations- Early
10,974,095.17
Terminations- Scheduled
225,023.18
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,414,629.61
Securitization Value end of Collection Period
2,177,177,946.76
55,702
Pool Factor
90.73%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
19.21
Weighted Average Seasoning (months)
9.42
15.26
Aggregate Base Residual Value
1,721,197,534.44
1,679,055,288.10
Cumulative Turn-in Ratio
46.40%
Proportion of base prepayment assumption realized life to date
127.93%
Actual lifetime prepayment speed
0.40%

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,174,042,624.50
55,626
99.86%
31-60 Days Delinquent
2,305,351.23
57
0.11%
61-90 Days Delinquent
608,067.93
15
0.03%
91-120 Days Delinquent
221,903.10
4
0.01%
Total
2,177,177,946.76
55,702
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,335,782.89
Less Liquidation Proceeds
1,069,868.93
Less Recoveries
346,282.06
Current Net Credit Loss / (Gain)
(80,368.10)
Cumulative Net Credit Loss / (Gain)
412,990.71
(1,584,961.14)
Cumulative Residual Loss / (Gain)
(6,488,481.33)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.017%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
11,277,965.07
(0.270%)
Less sales proceeds and other payments received during
Collection Period
12,862,926.21
Current Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value